Report of the directors financial review risk report - The consensus Central scenario (Details)	6 Months Ended
Jun. 30, 2022 $ / bbl
West Texas Intermediate Oil
Disclosure of financial assets [line items]
Oil and gas, average sale price (in USD per barrel)	81
2023: Annual average growth rate | Inflation rate
Disclosure of financial assets [line items]
Forecast period	2 years
2023: Annual average growth rate | West Texas Intermediate Oil
Disclosure of financial assets [line items]
Oil and gas, average sale price (in USD per barrel)	100
Within 18 months | Interest rate
Disclosure of financial assets [line items]
Forecast period	18 months
Consensus Central scenario ECL
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	2.80%
Forecast period	5 years
Consensus Central scenario ECL | UK
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	1.60%
Probability	50.00%
Unemployment rate, 5 year average	4.10%
House price growth, 5 year average	3.30%
Inflation rate, 5 year average	3.20%
Consensus Central scenario ECL | US
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	1.90%
Probability	60.00%
Unemployment rate, 5 year average	3.60%
House price growth, 5 year average	5.30%
Inflation rate, 5 year average	2.80%
Consensus Central scenario ECL | Hong Kong
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	2.90%
Probability	55.00%
Unemployment rate, 5 year average	3.50%
House price growth, 5 year average	1.90%
Inflation rate, 5 year average	2.20%
Consensus Central scenario ECL | Mainland China
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	4.90%
Probability	55.00%
Unemployment rate, 5 year average	3.70%
House price growth, 5 year average	3.20%
Inflation rate, 5 year average	2.40%
Consensus Central scenario ECL | Canada
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	2.20%
Probability	60.00%
Unemployment rate, 5 year average	5.50%
House price growth, 5 year average	2.60%
Inflation rate, 5 year average	2.50%
Consensus Central scenario ECL | France
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	1.50%
Probability	40.00%
Unemployment rate, 5 year average	7.30%
House price growth, 5 year average	3.90%
Inflation rate, 5 year average	2.30%
Consensus Central scenario ECL | UAE
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	3.30%
Probability	65.00%
Unemployment rate, 5 year average	2.60%
House price growth, 5 year average	3.50%
Inflation rate, 5 year average	2.20%
Consensus Central scenario ECL | Mexico
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	2.20%
Probability	60.00%
Unemployment rate, 5 year average	3.70%
House price growth, 5 year average	4.80%
Inflation rate, 5 year average	4.00%
Consensus Central scenario ECL | Minimum
Disclosure of financial assets [line items]
Probability	40.00%
Consensus Central scenario ECL | Maximum
Disclosure of financial assets [line items]
Probability	65.00%
Consensus Central scenario ECL | 2022: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	3.30%
Consensus Central scenario ECL | 2022: Annual average growth rate | UK
Disclosure of financial assets [line items]
GDP growth rate	3.70%
Unemployment rate	4.00%
House price growth	9.20%
Inflation rate	8.30%
Consensus Central scenario ECL | 2022: Annual average growth rate | US
Disclosure of financial assets [line items]
GDP growth rate	2.80%
Unemployment rate	3.60%
House price growth	14.70%
Inflation rate	7.00%
Consensus Central scenario ECL | 2022: Annual average growth rate | Hong Kong
Disclosure of financial assets [line items]
GDP growth rate	1.10%
Unemployment rate	4.40%
House price growth	(1.20%)
Inflation rate	2.30%
Consensus Central scenario ECL | 2022: Annual average growth rate | Mainland China
Disclosure of financial assets [line items]
GDP growth rate	4.50%
Unemployment rate	3.80%
House price growth	(0.50%)
Inflation rate	2.20%
Consensus Central scenario ECL | 2022: Annual average growth rate | Canada
Disclosure of financial assets [line items]
GDP growth rate	4.00%
Unemployment rate	5.50%
House price growth	18.90%
Inflation rate	5.40%
Consensus Central scenario ECL | 2022: Annual average growth rate | France
Disclosure of financial assets [line items]
GDP growth rate	2.90%
Unemployment rate	7.50%
House price growth	5.80%
Inflation rate	4.50%
Consensus Central scenario ECL | 2022: Annual average growth rate | UAE
Disclosure of financial assets [line items]
GDP growth rate	5.30%
Unemployment rate	3.00%
House price growth	9.40%
Inflation rate	3.20%
Consensus Central scenario ECL | 2022: Annual average growth rate | Mexico
Disclosure of financial assets [line items]
GDP growth rate	1.80%
Unemployment rate	3.80%
House price growth	7.20%
Inflation rate	6.80%
Consensus Central scenario ECL | 2023: Annual average growth rate | UK
Disclosure of financial assets [line items]
GDP growth rate	1.40%
Unemployment rate	4.20%
House price growth	2.90%
Inflation rate	4.70%
Consensus Central scenario ECL | 2023: Annual average growth rate | US
Disclosure of financial assets [line items]
GDP growth rate	2.00%
Unemployment rate	3.60%
House price growth	6.40%
Inflation rate	3.20%
Consensus Central scenario ECL | 2023: Annual average growth rate | Hong Kong
Disclosure of financial assets [line items]
GDP growth rate	3.80%
Unemployment rate	3.60%
House price growth	1.20%
Inflation rate	2.20%
Consensus Central scenario ECL | 2023: Annual average growth rate | Mainland China
Disclosure of financial assets [line items]
GDP growth rate	5.10%
Unemployment rate	3.70%
House price growth	1.30%
Inflation rate	2.30%
Consensus Central scenario ECL | 2023: Annual average growth rate | Canada
Disclosure of financial assets [line items]
GDP growth rate	2.60%
Unemployment rate	5.40%
House price growth	(2.20%)
Inflation rate	2.80%
Consensus Central scenario ECL | 2023: Annual average growth rate | France
Disclosure of financial assets [line items]
GDP growth rate	1.80%
Unemployment rate	7.40%
House price growth	4.50%
Inflation rate	2.40%
Consensus Central scenario ECL | 2023: Annual average growth rate | UAE
Disclosure of financial assets [line items]
GDP growth rate	4.30%
Unemployment rate	2.70%
House price growth	3.40%
Inflation rate	2.30%
Consensus Central scenario ECL | 2023: Annual average growth rate | Mexico
Disclosure of financial assets [line items]
GDP growth rate	2.10%
Unemployment rate	3.80%
House price growth	5.30%
Inflation rate	4.50%
Consensus Central scenario ECL | 2024: Annual average rate | UK
Disclosure of financial assets [line items]
GDP growth rate	1.60%
Unemployment rate	4.10%
House price growth	2.90%
Inflation rate	2.10%
Consensus Central scenario ECL | 2024: Annual average rate | US
Disclosure of financial assets [line items]
GDP growth rate	1.90%
Unemployment rate	3.60%
House price growth	4.50%
Inflation rate	2.20%
Consensus Central scenario ECL | 2024: Annual average rate | Hong Kong
Disclosure of financial assets [line items]
GDP growth rate	2.50%
Unemployment rate	3.50%
House price growth	2.50%
Inflation rate	2.20%
Consensus Central scenario ECL | 2024: Annual average rate | Mainland China
Disclosure of financial assets [line items]
GDP growth rate	5.00%
Unemployment rate	3.70%
House price growth	3.50%
Inflation rate	2.30%
Consensus Central scenario ECL | 2024: Annual average rate | Canada
Disclosure of financial assets [line items]
GDP growth rate	1.80%
Unemployment rate	5.60%
House price growth	(0.50%)
Inflation rate	2.30%
Consensus Central scenario ECL | 2024: Annual average rate | France
Disclosure of financial assets [line items]
GDP growth rate	1.60%
Unemployment rate	7.30%
House price growth	4.10%
Inflation rate	2.00%
Consensus Central scenario ECL | 2024: Annual average rate | UAE
Disclosure of financial assets [line items]
GDP growth rate	3.20%
Unemployment rate	2.60%
House price growth	2.50%
Inflation rate	2.20%
Consensus Central scenario ECL | 2024: Annual average rate | Mexico
Disclosure of financial assets [line items]
GDP growth rate	2.20%
Unemployment rate	3.80%
House price growth	4.80%
Inflation rate	4.00%